Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Government Institutions	$ 79	$ 176
Prepaid expenses	126	256
Advances to suppliers	18	159
Other	192	205
Total	$ 415	$ 796